Trade and Other Receivables and Prepayments, Net (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables and prepayments

		December 31,
		2022	2021
	Notes	US$ in millions
Trade receivables		$204	$241
Less: provision for expected credit losses		(123)	(125)
Trade receivables, net	16(a)	81	116
Deferred rent		64	73
Less: amortization of deferred rent		(33)	(42)
provision for doubtful deferred rent		—	(2)
Prepayments		45	49
Other receivables	16(b)	12	13
Trade and other receivables and prepayments, net		169	207
Less: non-current portion:
deferred rent		(19)	(17)
prepayments and other receivables		(5)	(7)
		(24)	(24)
Current portion		$145	$183

Trade receivables aging
The aging analysis of trade receivables, net of provision for expected credit losses, is as follows:

	December 31,
	2022	2021
	US$ in millions
0 - 30 days	$34	$90
31 - 60 days	6	7
61 - 90 days	6	2
Over 90 days	35	17
	$81	$116

Exposure to credit risk for trade receivables
The following table provides information about the exposure to credit risk for trade receivables which are assessed based on provision matrix as at December 31, 2022 and 2021 within lifetime ECL.

				December 31,
				2022	2021
				US$ in millions
Provision matrix - debtors’ aging	Expected loss rate
Current (not past due)	—			$12	$17
1-90 days past due	2%	-	10%	10	10
91-360 days past due	15%	-	25%	28	4
More than 360 days past due	50%	-	100%	83	75
				$133	$106

Movements of lifetime expected credit losses
The following table shows the movement in lifetime ECL that has been recognized for trade receivables under the simplified approach.

	December 31,
	2022	2021
	US$ in millions
At beginning of year	$125	$137
Provision for expected credit losses, net	3	1
Amounts written-off	(5)	(13)
At end of year	$123	$125